UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2023
UNCONSOLIDATED STRUCTURED ENTITIES
Schedule of interests in unconsolidated structured entities

The table below shows the total assets of unconsolidated structured entities in which the Bank had an interest at the reporting date and its maximum exposure to loss in relation to those interests.

As of December 31, 2023

	Securitizations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	1,028,501	159,609,365	160,637,866
The Bank’s interest-assets
Investments at fair value through profit or loss	80,436	-	80,436
Investments at fair value through other comprehensive income	22,149	-	22,149
Loans and advances to customers	-	7,997,406	7,997,406
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	102,585	7,997,406	8,099,991
The Bank’s maximum exposure	102,585	7,997,406	8,099,991
Fees income	3,763	474,136	477,899

As of December 31, 2022

	Securitizations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	1,198,421	149,688,085	150,886,506
The Bank’s interest-assets
Investments at fair value through profit or loss	87,048	-	87,048
Investments at fair value through other comprehensive income	26,936	-	26,936
Loans and advances to customers	-	6,116,373	6,116,373
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	113,984	6,116,373	6,230,357
The Bank’s maximum exposure	113,984	6,116,373	6,230,357
Fees income	4,532	435,177	439,709